Consolidated Statements of Comprehensive Income (Loss) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenue:
Services	$ 601		$ 598		$ 2,454		$ 2,495		$ 2,563
License and resale fees	44		33		274		271		284
Total products and services	645		631		2,728		2,766		2,847
Reimbursed expenses	8		8		33		42		74
Total revenue	653		639		2,761		2,808		2,921
Costs and expenses:
Cost of sales and direct operating (excluding depreciation)	263		261		1,020		1,063		1,125
Sales, marketing and administration	170		155		643		651		735
Product development and maintenance	103		108		407		433		456
Depreciation	24	[1]	24	[1]	104	[1]	96	[1]	91	[1]
Amortization of acquisition-related intangible assets	43		48		182		217		260
Goodwill impairment charges							385		12
Trade name impairment charges	339
Total costs and expenses	942		596		2,356		2,460		2,679
Operating income (loss)	(289)		43		405		348		242
Interest income					1		1		3
Interest expense and amortization of deferred financing fees	(74)		(90)		(326)		(360)		(463)
Loss on extinguishment of debt	(61)		(5)		(6)		(82)		(3)
Other income (expense)					(2)		1
Income (loss) from continuing operations before income taxes	(424)		(52)		72		(92)		(221)
Benefit from (provision for) income taxes	101		17		(26)		49		145
Income (loss) from continuing operations	(323)		(35)		46		(43)		(76)
Income (loss) from discontinued operations, net of tax	(17)		(12)		17		(23)		(73)
Net income (loss)	(340)		(47)		63		(66)		(149)
Other comprehensive income (loss):
Foreign currency translation, net	(60)		(46)		19		33		(26)
Unrealized gain (loss) on derivative instruments, net of tax	3		2		3		10		9
Other, net of tax					(3)
Comprehensive income (loss)	$ (397)		$ (91)		$ 82		$ (23)		$ (166)

[1]	Includes amortization of capitalized software.